Stock Based Compensation (Details) - Schedule of stock option activity under the Plans - $ / shares	12 Months Ended
Dec. 31, 2021
Schedule Of Stock Option Activity Under The Plans [Abstract]
Number of options Outstanding	0
Weighted average exercise price Outstanding	$ 0
Number of options Granted	1,083,550
Weighted average exercise price Granted	$ 4.78
Number of options Exercised	0
Number of options Cancelled	0
Number of options Outstanding	1,083,550
Weighted average exercise price Outstanding	$ 4.78
Weighted average remaining contractual life (years) Outstanding	9 years 11 months 12 days
Number of options Options vested and exercisable	0
Weighted average exercise price Options vested and exercisable	$ 0
Number of Stock options unvested	1,083,550
Weighted average exercise price stock options unvested	4.78%
Weighted average remaining contractual life (years) Stock option unvested	9 years 11 months 12 days